Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions
Related party transactions

24           Related party transactions

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2018:

Related party	Relationship with the Company

Aladdin Fintech Company Limited	An entity controlled by a director of the Company

(a)          The Group entered into the following transactions with the major related parties:

	For the years ended December 31,
Transactions	2016	2017	2018

Net revenues:
Platform development fee income, license fee income and maintenance services income from Aladdin Fintech Company Limited	—	—	500

Revenues from the related party represented 0.3% of total net revenues of the Group for the year ended December 31, 2018

(b)           The Group had the following balance with the related party:

	As of December 31,
	2017	2018

Accounts receivable from Aladdin Fintech Company Limited	—	350

As of December 31, 2018, the balance with the related party related to outstanding receivables of platform development fee income, license fee income and maintenance services income, which represented 0.5% of the Group’s total accounts receivable.